Segment Reporting and Information about Geographical Areas (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Segment Reporting [Abstract]
Revenue, net	$ 99	$ 654	$ 231	$ 3,392	$ 3,276	$ 1,536
Cost of revenues	(392)	(83)	(704)	(560)	(1,488)	(6,964)
Gross profit (loss)	(293)	571	(473)	2,832	1,788	(5,428)
Income from grants	1	424	43	1,262	887	1,582
Research and development expenses	(342)	(695)	(698)	(2,110)	(3,225)	(7,567)
Administrative and selling expenses	(1,956)	2,374	(4,206)	(3,819)
Sublease income				145	145	543
Amortization of intangibles	(7)	(1)	(14)	(2)	(29)	(207)
Credit loss – customer contracts	(328)		(515)		(3,617)	(1,048)
Impairment losses
Operating loss	(2,925)	2,673	(5,863)	(1,692)	(18,369)	(50,713)
Fair value change of warrant liability				59	59	394
Finance income / (expenses), net	(325)	(54)	(569)	(286)	(535)	104
Foreign exchange gains / (losses), net	293	(156)	394	(165)	(272)	101
Loss Contingency	(840)	36	(1,034)	(4,871)	(4,724)
Net gains/ (losses) on disposal/write-offs of property, plant and equipment and intangible assets		(12,714)		(12,735)	(6,235)
Other income / (expenses), net		2	2	6	7	(870)
Segment and consolidated net loss before income taxes	$ (3,797)	$ (10,213)	$ (7,070)	$ (19,684)	(30,069)	(50,984)
Administrative and selling expenses					(14,318)	(28,825)
Impairment losses						$ (9,763)